Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Equities	[1]	$ 1,390,290	$ 529,984
U.S Treasury Bills	[2]	349,038,044	233,445,264
FX forward contract	[1]	21,538	60,879
Customer-held fractional shares		172,309,953	108,252,531
Total financial assets		522,759,825	342,288,658
Equity options	[3]	1,115	2,196
Fractional share repurchase obligation	[3]	172,309,953	108,252,531
Total financial liabilities	[3]	172,311,068	108,254,727
Level 1 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Equities	[1]	1,390,290	529,984
U.S Treasury Bills	[2]	349,038,044	233,445,264
FX forward contract	[1]	21,538	60,879
Customer-held fractional shares		172,309,953	108,252,531
Total financial assets		522,759,825	342,288,658
Equity options	[3]	1,115	2,196
Fractional share repurchase obligation	[3]	172,309,953	108,252,531
Total financial liabilities	[3]	172,311,068	108,254,727
Level 2 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Equities	[1]
U.S Treasury Bills	[2]
Customer-held fractional shares
Total financial assets
Equity options	[3]
Fractional share repurchase obligation	[3]
Total financial liabilities	[3]
Level 3 [Member] | Fair Value, Recurring [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Equities	[1]
U.S Treasury Bills	[2]
Customer-held fractional shares
Total financial assets
Equity options	[3]
Fractional share repurchase obligation	[3]
Total financial liabilities	[3]

[1]	Fair value of financial instruments owned are classified within prepaid expenses and other current assets on the consolidated statements of financial position.
[2]	Represents U.S. Treasury Bills with an original maturity of less than 90 days and are included within cash and cash equivalents segregated under federal and foreign requirements within our consolidated statements of financial position.
[3]	Fair value of obligation is classified within payables due to customers on the consolidated statements of financial position.